6. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Opening balance	R$ (157,754)	R$ (135,840)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	23,201	(21,914)
Closing balance	R$ (134,553)	R$ (157,754)